LEASES - Summary of operating lease right-of-use assets and liabilities (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Operating Lease Assets
Less: accumulated amortization	$ (275,382)
Foreign exchange effects	19,765
Operating Lease Assets, net	224,127
Total operating lease liabilities - initial measurement	479,744
Accrued interest	41,124
Accumulated payment to liabilities	(316,506)
Foreign exchange effects	19,765
Total operating lease liabilities	224,127
Less: operating lease liabilities, current	(162,735)
Long-term Operating Lease Liabilities	61,392
Main Offices
Operating Lease Assets
Main offices operating lease assets - initial measurement	$ 479,744